INCOME TAXES - Schedule of Income Tax Rate Reconciliation (FY) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected federal income taxes at statutory rate	21.00%	21.00%
State and local income taxes	4.54%	4.54%
Permanent differences	(6.79%)	(0.04%)
Change in valuation allowance	(18.18%)	(24.11%)
Other	(0.69%)	(0.83%)
Effective income tax rate	(0.12%)	0.56%